Condensed Consolidated Interim Statements of Cash Flows - CAD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net loss	$ (19,931)	$ (8,439)
Add items not affecting cash
Share-based payments	6,357	1,092
Foreign exchange	(683)	(3,920)
Amortisation	477	274
Amortisation - office leases	268	92
Interest expense	45	10
Net changes in non-cash working capital items to operations:
Receivables	122	85
Prepaid expenses	1,271	594
Advances	2,492
Accounts payable and accrued liabilities	(4,569)	(1,661)
Net cash used in operating activities	(14,151)	(11,873)
Investing activities
Exploration and evaluation assets	(32,388)	(13,356)
Purchase of land for future South West Arkansas Project plant	(939)
Aqualung Carbon Capture pilot plant development	(109)
Purchase of property, plant and equipment	(22)
Net cash used in investing activities	(33,458)	(13,356)
Financing activities
Proceeds from issuance of at the market ("ATM") shares	4,177
Exercise of options	140	113
Lease payments	(311)	(97)
Share issuance costs	(902)
Net cash from financing activities	3,104	16
Effect of exchange rates on cash	724	3,517
Net change in cash	(43,781)	(21,696)
Cash, beginning of period	59,612	129,065
Cash, end of period	15,831	107,369
Non-cash investing activities:
Change in current liabilities relating to Exploration and evaluation assets	$ 4,278	$ 756